Loans, Financings and Debentures - Summary of Changes in Loans, Financings and Debentures (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Taxes with no cash effect	R$ 10	R$ 10